Fair Value Measurements (Details) - Schedule of Warrants Based on a Black Scholes Option Pricing Method	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Measurement Input, Expected Term [Member] | Warrant [Member]
Schedule of Warrants Based on a Black Scholes Option Pricing Method [Line Items]
Expected term	7 years	7 years	7 years
Measurement Input, Expected Term [Member] | Series B Redeemable Convertible Preferred Stock Warrant [Member]
Schedule of Warrants Based on a Black Scholes Option Pricing Method [Line Items]
Expected term				3 years 1 month 6 days
Measurement Input, Expected Term [Member] | Series C Redeemable Convertible Preferred Stock Warrant [Member]
Schedule of Warrants Based on a Black Scholes Option Pricing Method [Line Items]
Expected term				3 years 7 months 6 days
Measurement Input, Expected Term [Member] | Series D-7 Redeemable Convertible Preferred Stock Warrant [Member]
Schedule of Warrants Based on a Black Scholes Option Pricing Method [Line Items]
Expected term			3 months 18 days	1 year 6 months
Measurement Input, Price Volatility [Member] | Warrant [Member]
Schedule of Warrants Based on a Black Scholes Option Pricing Method [Line Items]
Fair value measurement input		77	77
Measurement Input, Price Volatility [Member] | Series B Redeemable Convertible Preferred Stock Warrant [Member]
Schedule of Warrants Based on a Black Scholes Option Pricing Method [Line Items]
Fair value measurement input				72.5
Measurement Input, Price Volatility [Member] | Series C Redeemable Convertible Preferred Stock Warrant [Member]
Schedule of Warrants Based on a Black Scholes Option Pricing Method [Line Items]
Fair value measurement input				72.5
Measurement Input, Price Volatility [Member] | Series D-7 Redeemable Convertible Preferred Stock Warrant [Member]
Schedule of Warrants Based on a Black Scholes Option Pricing Method [Line Items]
Fair value measurement input		78.5	78.5	78.5
Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member]
Schedule of Warrants Based on a Black Scholes Option Pricing Method [Line Items]
Fair value measurement input		3.92	3.92
Measurement Input, Risk Free Interest Rate [Member] | Series B Redeemable Convertible Preferred Stock Warrant [Member]
Schedule of Warrants Based on a Black Scholes Option Pricing Method [Line Items]
Fair value measurement input				4.2
Measurement Input, Risk Free Interest Rate [Member] | Series C Redeemable Convertible Preferred Stock Warrant [Member]
Schedule of Warrants Based on a Black Scholes Option Pricing Method [Line Items]
Fair value measurement input				4
Measurement Input, Risk Free Interest Rate [Member] | Series D-7 Redeemable Convertible Preferred Stock Warrant [Member]
Schedule of Warrants Based on a Black Scholes Option Pricing Method [Line Items]
Fair value measurement input		5.4	5.4	4.7
Measurement Input, Expected Dividend Rate [Member] | Warrant [Member]
Schedule of Warrants Based on a Black Scholes Option Pricing Method [Line Items]
Fair value measurement input		0	0
Measurement Input, Expected Dividend Rate [Member] | Series B Redeemable Convertible Preferred Stock Warrant [Member]
Schedule of Warrants Based on a Black Scholes Option Pricing Method [Line Items]
Fair value measurement input				0
Measurement Input, Expected Dividend Rate [Member] | Series C Redeemable Convertible Preferred Stock Warrant [Member]
Schedule of Warrants Based on a Black Scholes Option Pricing Method [Line Items]
Fair value measurement input				0
Measurement Input, Expected Dividend Rate [Member] | Series D-7 Redeemable Convertible Preferred Stock Warrant [Member]
Schedule of Warrants Based on a Black Scholes Option Pricing Method [Line Items]
Fair value measurement input		0	0	0